May 01, 2016

MML SERIES INVESTMENT FUND

Supplement dated June 14, 2016 to the

Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 1, 2016, the following information replaces the information found on page 71 of the Prospectus under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund for the MML Total Return Bond Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II		Service Class I
Management Fee(1)	.40%		.40%
Distribution and Service (Rule 12b-1) Fees	N/A		.25%
Other Expenses(1)	.21%		.21%
Total Annual Fund Operating Expenses	.61%		.86%
Expense Reimbursement	(.01%	)	(.01%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.60%		.85%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through April 30, 2017, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .60% and .85% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$61	$194	$339	$761
Service Class I	$87	$273	$476	$1,060

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE